Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Payment Activity
	Year ended March 31,
	2021			2022			2023
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	470,000	$2.1	$0.51	470,000	$2.1	$0.51	400,000	$2.09	$0.50
Exercised during the year	-	$-	$-	(20,000)	$2.14	$0.549	-	$-	$-
Cancelled during the year	-	$-	$-	(50,000)	$2.14	$0.549	-	$-	$-
Outstanding and exercisable at the end of the year	470,000	$2.1	$0.51	400,000	$2.09	$0.50	400,000	$2.09	$0.50

Range of exercise price per share		$2.09 to $2.14			$2.09			$2.09